RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Summary of Reconciliation of Statements of Cash Flows (Detail) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net income (loss)	$ (810,705)	$ (6,725,368)	$ (321,102)	$ 4,595,625	$ (2,398,841)	$ 5,094,479	$ (17,665,187)	$ 4,098,520
Adjustments to reconcile net income (loss) to net cash used in operating activities:
General and administrative expenses paid by related party				2,206		2,206
Gain on marketable securities, dividends and interest held in Trust Account	(6,992)	(1,128,747)	(1,114,579)	(1,760,594)	(1,201,382)	(3,322,448)	(1,261,249)	(4,554,158)
Gain on revaluation of warrant liability		(5,763,750)	1,172,500	(3,617,500)	2,278,750	(2,666,250)	16,533,750	(520,000)
Changes in operating assets and liabilities:
Prepaid expenses	(60,016)	16,903	(20,595)		15,654	(101,988)	51,905	(62,738)
Accounts payable	9,003,790	11,337	(60,517)	(138,629)	284,630	79,620	830,344	83,995
Accrued expenses	(172,311)	41,140	16,140	82,575	405,711	(87,694)	770,551	6,166
Net cash used in operating activities	(367,324)	(97,749)	(328,153)	(836,317)	(615,478)	(1,002,075)	(739,886)	(948,215)
Cash Flows from Investing Activities:
Cash deposited in Trust Account				(287,500,000)		(287,500,000)		(287,500,000)
Net cash used in investing activities				(287,500,000)		(287,500,000)		(287,500,000)
Cash Flows from Financing Activities:
Proceeds from note payable to related party				250,000		250,000		250,000
Repayment of note payable and advances from related party				(252,206)		(252,206)		(250,000)
Proceeds received from initial public offering, gross				287,500,000		287,500,000		287,500,000
Proceeds from private placement				7,750,000		7,750,000		7,750,000
Offering costs paid				(5,151,990)		(5,151,990)		(5,236,990)
Net cash provided by (used in) financing activities	0	0		290,095,804		290,095,804	0	290,013,010
Net change in cash	(367,324)	(97,749)	(328,153)	1,759,487	(615,478)	1,593,729	(739,886)	1,564,795
Cash - beginning of period	849,909	1,589,795	1,589,795	25,000	1,589,795	25,000	1,589,795	25,000
Cash - end of period	482,585	1,492,046	1,261,642	1,784,487	974,317	1,618,729	849,909	1,589,795
Supplemental disclosure of noncash activities:
Offering costs included in accrued expenses				85,000		85,000
Offering costs included in accounts payable				2,600		2,600		2,600
Change in value of ordinary share subject to possible redemption				26,789,590		26,789,590		26,789,590
Deferred underwriting commissions				9,187,500		9,187,500		9,187,500
As Reported
Cash Flows from Operating Activities:
Net income (loss)		961,618	851,398	1,626,364	(120,091)	3,076,468	(1,131,437)	4,226,759
Adjustments to reconcile net income (loss) to net cash used in operating activities:
General and administrative expenses paid by related party				2,206		2,206
Gain on marketable securities, dividends and interest held in Trust Account		(1,128,747)	(1,114,579)	(1,760,594)	(1,201,382)	(3,322,448)	(1,261,249)	(4,554,158)
Changes in operating assets and liabilities:
Prepaid expenses		16,903	(20,595)		15,654	(101,988)	51,905	(62,738)
Accounts payable		11,337	(60,517)	(138,629)	284,630	79,620	830,344	83,995
Accrued expenses		41,140	16,140	82,575	405,711	(87,694)	770,551	6,166
Net cash used in operating activities		(97,749)	(328,153)	(188,078)	(615,478)	(353,836)	(739,886)	(299,976)
Cash Flows from Investing Activities:
Cash deposited in Trust Account				(287,500,000)		(287,500,000)		(287,500,000)
Net cash used in investing activities				(287,500,000)		(287,500,000)		(287,500,000)
Cash Flows from Financing Activities:
Proceeds from note payable to related party				250,000		250,000		250,000
Repayment of note payable and advances from related party				(252,206)		(252,206)		(250,000)
Proceeds received from initial public offering, gross				287,500,000		287,500,000		287,500,000
Proceeds from private placement				7,750,000		7,750,000		7,750,000
Offering costs paid				(5,800,229)		(5,800,229)		(5,885,229)
Net cash provided by (used in) financing activities				289,447,565		289,447,565		289,364,771
Net change in cash		(97,749)	(328,153)	1,759,487	(615,478)	1,593,729	(739,886)	1,564,795
Cash - beginning of period	$ 849,909	1,589,795	1,589,795	25,000	1,589,795	25,000	1,589,795	25,000
Cash - end of period		1,492,046	1,261,642	1,784,487	974,317	1,618,729	849,909	1,589,795
Supplemental disclosure of noncash activities:
Offering costs included in accrued expenses				85,000		85,000
Offering costs included in accounts payable		63,750		2,600		2,600		2,600
Change in value of ordinary share subject to possible redemption		961,620	851,400	276,823,340	(120,090)	278,273,440	(1,131,440)	279,423,730
Restatement Adjustment
Cash Flows from Operating Activities:
Net income (loss)		5,763,750	(1,172,500)	2,969,261	(2,278,750)	2,018,011	(16,533,750)	(128,239)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Gain on revaluation of warrant liability		(5,763,750)	1,172,500	(3,617,500)	2,278,750	(2,666,250)	16,533,750	(520,000)
Changes in operating assets and liabilities:
Net cash used in operating activities				(648,239)		(648,239)		(648,239)
Cash Flows from Financing Activities:
Offering costs paid				648,239		648,239		648,239
Net cash provided by (used in) financing activities				648,239		648,239		648,239
Supplemental disclosure of noncash activities:
Offering costs included in accounts payable		(63,750)
Change in value of ordinary share subject to possible redemption		$ (961,620)	$ (851,400)	(250,033,750)	$ 120,090	(251,483,850)	$ 1,131,440	(252,634,140)
Deferred underwriting commissions				$ 9,187,500		$ 9,187,500		$ 9,187,500